Related parties (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party and Relationship

 a) The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	A major shareholder of the Company, and previous Co-Chief Executive Officer before September 6, 2023
Bin Fu	Chairman of the Board of Directors, and Chief Executive Officer of the Company
Xuejun Ji	A major shareholder of the Company
Hunan Medical Star Technology Co., Ltd.(Medical Star)	Joint venture
Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”)	Minority Owned Subsidiary of the Company

Schedule of Related Party Balance with the Related Party

b) The Company had the following related party balance with the related party mentioned above:

	As of
	September 30, 2024	March 31, 2024
Amounts due to Xiaofeng Gao	$7,197	$2,196
Amounts due to Bin Fu	39,958	39,464
Amounts due to Xuejun Ji	11,416	11,276
Total	58,571	52,936

Schedule of Related Party Transactions with Related Party

c) The Company had the following related party transaction with the related party mentioned above:

	For the six months ended September 30,
	2024	2023
Expense paid by Xiaofeng Gao	$5,000	$—
Repayment to Xiaofeng Gao	—	—
Sales to Medical Star	—	9,274
Note issued to Bin Fu	100,115	—